CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue:
Real estate sales, net of sales taxes of US$24,850,834 for the six months ended June 30, 2012 and US$21,125,556 for the six months ended June 30, 2013	$ 359,901,522	$ 416,460,944
Real estate lease income	664,531	2,994,000
Other revenue	7,346,491	6,188,183
Total revenue	367,912,544	425,643,127
Cost of revenue:
Cost of real estate sales	(233,389,474)	(290,783,087)
Cost of real estate lease income	(977,025)	(754,195)
Other costs	(7,993,986)	(7,388,909)
Total cost of revenue	(242,360,485)	(298,926,191)
Gross profit	125,552,059	126,716,936
Selling and distribution expenses	(5,647,632)	(8,297,427)
General and administrative expenses	(21,450,704)	(19,466,963)
Operating income	98,453,723	98,952,546
Interest income	4,512,194	3,250,787
Interest expense	(4,844,345)
Income from operations before income taxes	98,121,572	102,203,333
Income taxes	(32,145,317)	(9,592,510)
Net income	65,976,255	92,610,823
Net income attributable to non-controlling interest		(1,111,109)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	65,976,255	91,499,714
Earnings per share:
Basic	$ 0.46	$ 0.63
Diluted	$ 0.46	$ 0.62
Shares used in computation:
Basic	142,437,384	145,890,338
Diluted	144,627,932	146,399,803
Other comprehensive income, net of tax
Foreign currency translation adjustments	14,249,738	(2,676,255)
Comprehensive income	80,225,993	89,934,568
Less: comprehensive income attributable to non-controlling interest		(1,120,673)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 80,225,993	$ 88,813,895